Bank borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank borrowings
Bank borrowings	$ 44,283	$ 75,530
1-year revolving loan denominated in RMB
Bank borrowings
Bank borrowings	18,411	31,912
Half-year revolving loans denominated in RMB
Bank borrowings
Bank borrowings	15,896	26,691
Revolving service trade loan denominated in HK$
Bank borrowings
Bank borrowings	4	84
3-month revolving loan denominated in RMB
Bank borrowings
Bank borrowings	7,876	9,917
1-year term loans denominated in RMB
Bank borrowings
Bank borrowings	$ 2,096	$ 6,926